Credit Quality of Financial Assets and the Allowance for Credit Losses (Tables)	6 Months Ended
Sep. 30, 2021
Credit Loss [Abstract]
Summary of allowance for credit losses for installment loans
The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost as of March 31, 2021, and for the six and three months ended September 30, 2020 and 2021:

	Six months ended September 30, 2020
	Millions of yen
	Installment loans				Net investment in leases	Other financial assets measured at amortized cost *2	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other than non-recourse loans
Allowance for credit losses :
Beginning balance	¥20,542	¥1,786	¥20,209	¥1,458	¥11,692	¥1,149	¥56,836
Cumulative effect of adopting According Standards Update 2016-13	14,500	1,601	10,725	0	3,550	1,369	31,745
Reclassification to allowance for investment in operating leases *3	0	0	0	0	0	(312)	(312)
Balance at April 1, 2020	35,042	3,387	30,934	1,458	15,242	2,206	88,269
Provision (Reversal)	4,007	124	6,149	5	1,464	782	12,531
Allowance of purchased loans during the reporting period	0	0	0	340	0	0	340
Charge-offs *4	(5,178)	0	(7,903)	(427)	(604)	(146)	(14,258)
Recoveries	251	0	69	30	8	0	358
Other *6	228	(97)	(828)	102	96	54	(445)

Ending balance	¥34,350	¥3,414	¥28,421	¥1,508	¥16,206	¥2,896	¥86,795

Collective (pool) assessment	30,168	3,193	18,618	664	9,090	1,210	62,943
Individual assessment	4,182	221	9,803	844	7,116	1,686	23,852

	Three months ended September 30, 2020
	Millions of yen
	Installment loans				Net investment in leases	Other financial assets measured at amortized cost *2	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other than non-recourse loans
Allowance for credit losses :
Beginning balance	¥36,322	¥3,755	¥31,646	¥1,152	¥16,219	¥2,766	¥91,860
Provision (Reversal)	956	(273)	2,570	393	449	177	4,272
Allowance of purchased loans during the reporting period	0	0	0	302	0	0	302
Charge-offs *5	(2,975)	0	(5,374)	(340)	(381)	(117)	(9,187)
Recoveries	162	0	16	(1)	(2)	0	175
Other *6	(115)	(68)	(437)	2	(79)	70	(627)

Ending balance	¥34,350	¥3,414	¥28,421	¥1,508	¥16,206	¥2,896	¥86,795

	March 31, 2021
	Millions of yen
	Installment loans				Net investment in leases	Other financial assets measured at amortized cost *2	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for credit losses :
Ending balance	¥29,010	¥3,482	¥23,141	¥1,835	¥16,522	¥6,005	¥79,995

Individually evaluated for impairment	24,761	3,250	15,372	681	13,267	810	58,141
Not individually evaluated for impairment	4,249	232	7,769	1,154	3,255	5,195	21,854

	Six months ended September 30, 2021
	Millions of yen
	Installment loans				Net investment in leases	Other financial assets measured at amortized cost *2	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other than non-recourse loans
Allowance for credit losses :
Beginning balance	¥29,010	¥3,482	¥23,141	¥1,835	¥16,522	¥6,005	¥79,995
Provision (Reversal)	2,786	(545)	698	(86)	672	1,587	5,112
Allowance of purchased loans during the reporting period	0	0	0	1,752	0	0	1,752
Charge-offs *4	(3,025)	0	(1,495)	(1,811)	(998)	(573)	(7,902)
Recoveries	22	0	50	9	10	11	102
Other *6	16	36	119	3	37	14	225

Ending balance	¥28,809	¥2,973	¥22,513	¥1,702	¥16,243	¥7,044	¥79,284

Collective (pool) assessment	24,611	2,739	16,516	639	12,758	638	57,901
Individual assessment	4,198	234	5,997	1,063	3,485	6,406	21,383

	Three months ended September 30, 2021
	Millions of yen
	Installment loans				Net investment in leases	Other financial assets measured at amortized cost *2	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other than non-recourse loans
Allowance for credit losses :
Beginning balance	¥28,963	¥2,982	¥23,228	¥1,815	¥16,335	¥6,216	¥79,539
Provision (Reversal)	1,330	(50)	407	(66)	399	866	2,886
Allowance of purchased loans during the reporting period	0	0	0	1,537	0	0	1,537
Charge-offs *5	(1,509)	0	(1,281)	(1,589)	(521)	(54)	(4,954)
Recoveries	9	0	13	7	8	7	44
Other *6	16	41	146	(2)	22	9	232

Ending balance	¥28,809	¥2,973	¥22,513	¥1,702	¥16,243	¥7,044	¥79,284

Notes	1:	Loans held for sale and policy loan receivables of an insurance entity are not in the scope of allowance for credit losses.
2:
Held-to-maturity
debt securities held by the Company and subsidiaries consist of Japanese government bonds (JGBs) and other securities secured by JGBs. There was no allowance for credit losses on these held-to-maturity
debt securities. And there is no delinquency or on
non-accrual
status on
held-to-maturity
debt securities.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of Credit Losses Standard, allowance of ¥176,714 million was recorded as credit loss gross-up
treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.

*2
Other financial assets measured at amortized cost includes the allowance for credit losses on financial receivables, such as loans to affiliates and accounts receivable. The provision for credit losses of loans to affiliates recorded in equity in net income (loss) of affiliates were ¥261 million and ¥637 million during six months ended September 30, 2020 and 2021, respectively. The provision for credit losses of loans to affiliates were ¥173 million and ¥58 million during three months ended September 30, 2020 and 2021, respectively. In addition, the allowance for credit losses on loans to affiliates recorded as a reduction in investment in affiliates were
¥1,050 million and ¥1,713 million as of March 31, 2021 and September 30, 2021, respectively.

*3
The allowance for accrued lease payments for receivable from operating leases was reclassified to the investment in operating leases balance on April 1, 2020, due to the application of the Credit Losses Standard.

*4	Included in Charge-off in write-offs of purchased loans were ¥340 million and ¥1,752 million during six months ended September 30, 2020 and 2021, respectively.
*5	Included in Charge-off in write-offs of purchased loans were ¥302 million and ¥1,537 million during three months ended September 30, 2020 and 2021, respectively.
*6	Other mainly includes foreign currency translation adjustments and decreases in allowance related to sales of subsidiaries.

Summary of purchased loans
The following table provides information about purchased loans which is acquired for the six and three months ended September 30, 2020 and 2021:
	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Purchase price	¥387	¥1,420
Allowance for credit losses at acquisition date	340	1,752
Discount or premium attributable to other factors	57	122

Par value	¥784	¥3,294

	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Purchase price	¥311	¥460
Allowance for credit losses at acquisition date	302	1,537
Discount or premium attributable to other factors	51	30

Par value	¥664	¥2,027

Summary of origination years of financial assets
The following table provides information about the origination years of financial assets as of March 31, 2021 and September 30, 2021. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

March 31, 2021
Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2021	2020	2019	2018	2017	Prior	Total
Consumer borrowers:
Performing	¥371,914	¥443,079	¥332,461	¥220,035	¥223,814	¥498,350	¥2,089,653
Non-Performing	11,041	7,854	5,132	3,176	2,612	3,609	¥33,424

Real estate loans
Performing	362,832	431,483	327,967	217,380	223,540	498,080	¥2,061,282
Non-Performing	96	735	1,598	1,683	2,068	3,459	¥9,639
Other*
Performing	9,082	11,596	4,494	2,655	274	270	¥28,371
Non-Performing	10,945	7,119	3,534	1,493	544	150	¥23,785
Corporate borrowers:
Performing	341,346	378,732	207,214	124,889	71,400	97,113	¥1,220,694
Non-Performing	6,972	12,215	6,594	7,266	4,110	10,709	¥47,866

Non-recourse loans
Japan
Performing	6,637	24,428	5,283	2,802	0	8,806	¥47,956
The Americas
Performing	1,349	52,413	28,291	15,817	5,178	8,764	¥111,812
Non-Performing	58	0	0	0	0	1,259	¥1,317
Other than non-recourse loans
Real estate companies in Japan
Performing	103,982	62,274	35,065	28,743	25,487	21,753	¥277,304
Non-Performing	70	252	192	0	690	538	¥1,742
Real estate companies in overseas
Performing	42,980	55,678	10,695	4,992	1,976	2,976	¥119,297
Non-Performing	0	3,049	2,057	4,946	1,056	3,397	¥14,505
Commercial, industrial and other companies in Japan
Performing	78,281	41,166	30,116	12,746	11,798	18,664	¥192,771
Non-Performing	1,210	3,865	205	878	82	1,022	¥7,262
Commercial, industrial and other companies in overseas
Performing	108,117	142,773	97,764	59,789	26,961	36,150	¥471,554
Non-Performing	5,634	5,049	4,140	1,442	2,282	4,493	¥23,040
Purchased loans:
Performing	527	0	0	168	119	9,714	¥10,528
Non-Performing	0	0	0	15	0	1,808	¥1,823

Net investment in leases:
Performing	333,190	268,966	171,040	105,708	62,977	68,712	¥1,010,593
Non-Performing	1,366	3,057	3,441	3,151	2,980	4,930	¥18,925

Japan
Performing	184,342	165,580	121,072	84,928	57,393	67,040	¥680,355
Non-Performing	151	776	1,194	1,512	1,261	2,213	¥7,107
Overseas
Performing	148,848	103,386	49,968	20,780	5,584	1,672	¥330,238
Non-Performing	1,215	2,281	2,247	1,639	1,719	2,717	¥11,818
Other financial assets measured at amortized cost
Performing	14,882	1,045	67	938	2,502	13,762	¥33,196
Non-Performing	0	0	0	908	0	0	¥908

Total (excluding revolving repayment card loans)
Performing	¥1,061,859	¥1,091,822	¥710,782	¥451,738	¥360,812	¥687,651	¥4,364,664
Non-Performing	¥19,379	¥23,126	¥15,167	¥14,516	¥9,702	¥21,056	¥102,946

September 30, 2021
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2022	2021	2020	2019	2018	Prior
Consumer borrowers:
Performing	¥168,093	¥327,780	¥428,311	¥322,084	¥207,577	¥675,265	¥2,129,110
Non-Performing	6,354	8,392	8,073	5,324	2,963	5,883	¥36,989

Real estate loans
Performing	157,470	321,295	419,984	318,539	203,971	673,761	¥2,095,020
Non-Performing	1	176	2,696	2,729	1,866	5,253	¥12,721
Other*
Performing	10,623	6,485	8,327	3,545	3,606	1,504	¥34,090
Non-Performing	6,353	8,216	5,377	2,595	1,097	630	¥24,268
Corporate borrowers:
Performing	244,783	245,189	314,568	156,733	99,529	124,014	¥1,184,816
Non-Performing	662	5,615	7,074	4,541	6,873	16,986	¥41,751

Non-recourse loans
Japan
Performing	18,708	6,680	24,336	5,282	2,777	8,418	¥66,201
The Americas
Performing	0	2,847	49,365	21,306	9,829	6,904	¥90,251
Non-Performing	0	58	0	0	0	1,272	¥1,330
Other than non-recourse loans
Real estate companies in Japan
Performing	70,363	69,028	50,431	30,885	26,230	39,535	¥286,472
Non-Performing	0	50	1,027	179	0	1,242	¥2,498
Real estate companies in overseas
Performing	17,884	30,945	45,578	3,573	5,048	912	¥103,940
Non-Performing	0	0	469	682	4,980	3,998	¥10,129
Commercial, industrial and other companies in Japan
Performing	45,096	43,786	31,435	17,625	8,346	18,527	¥164,815
Non-Performing	655	580	2,401	184	443	793	¥5,056
Commercial, industrial and other companies in overseas
Performing	92,732	91,903	113,423	78,062	47,299	49,718	¥473,137
Non-Performing	7	4,927	3,177	3,496	1,450	9,681	¥22,738
Purchased loans:
Performing	0	518	26	0	207	10,242	¥10,993
Non-Performing	0	0	0	0	0	1,706	¥1,706

Net investment in leases:
Performing	226,955	264,198	217,472	130,477	79,941	96,423	¥1,015,466
Non-Performing	886	1,568	3,528	2,806	2,504	6,926	¥18,218

Japan
Performing	107,485	152,961	143,172	99,576	66,401	93,168	¥662,763
Non-Performing	28	443	962	1,037	1,415	3,027	¥6,912
Overseas
Performing	119,470	111,237	74,300	30,901	13,540	3,255	¥352,703
Non-Performing	858	1,125	2,566	1,769	1,089	3,899	¥11,306
Other financial assets measured at amortized cost
Performing	13,198	3,602	330	33	1,179	16,405	¥34,747
Non-Performing	0	0	774	0	1,476	0	¥2,250

Total (excluding revolving repayment card loans)
Performing	¥653,029	¥841,287	¥960,707	¥609,327	¥388,433	¥922,349	¥4,375,132
Non-Performing	¥7,902	¥15,575	¥19,449	¥12,671	¥13,816	¥31,501	¥100,914

Note: Loans held for sale and policy loan receivables of an insurance entity are not included in the table above.

*
Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 23 “Commitments, Guarantees and Contingent Liabilities”.

Summary of revolving repayment card loans
The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2021 and September 30, 2021 are as follows:
	March 31, 2021
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥183,722	¥0	¥183,722	¥4,364,664	¥4,548,386

Non-Performing	1,132	3,693	4,825	102,946	¥107,771

	September 30, 2021
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥174,094	¥0	¥174,094	¥4,375,132	¥4,549,226

Non-Performing	1,317	3,582	4,899	100,914	¥105,813

Summary of past-due financial assets
The following table provides information about the
past-due
financial assets as of March 31, 2021 and September 30, 2021:

	March 31, 2021
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,553	¥10,257	¥14,810	¥2,311,624
	Real estate loans	1,375	2,515	3,890	2,070,921
	Card loans	371	1,105	1,476	188,547
	Other	2,807	6,637	9,444	52,156
Corporate borrowers		8,296	24,443	32,739	1,268,560
Non-recourse loans	Japan	0	0	0	47,956
	The Americas	5,193	1,316	6,509	113,129
Other than Non-recourse loans	Real estate companies in Japan	144	778	922	279,046
	Real estate companies in overseas	0	14,505	14,505	133,802
	Commercial, industrial and other companies in Japan	592	1,993	2,585	200,033
	Commercial, industrial and other companies in overseas	2,367	5,851	8,218	494,594
Net investment in leases		9,332	17,128	26,460	1,029,518
	Japan	2,257	6,347	8,604	687,462
	Overseas	7,075	10,781	17,856	342,056

Total		¥22,181	¥51,828	¥74,009	¥4,609,702

	September 30, 2021
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥3,980	¥11,098	¥15,078	¥2,345,092
	Real estate loans	1,209	2,336	3,545	2,107,741
	Card loans	321	1,310	1,631	178,993
	Other	2,450	7,452	9,902	58,358
Corporate borrowers		8,490	19,313	27,803	1,226,567
Non-recourse loans	Japan	0	0	0	66,201
	The Americas	0	1,331	1,331	91,581
Other than Non-recourse loans	Real estate companies in Japan	350	643	993	288,970
	Real estate companies in overseas	0	10,130	10,130	114,069
	Commercial, industrial and other companies in Japan	3,281	1,591	4,872	169,871
	Commercial, industrial and other companies in overseas	4,859	5,618	10,477	495,875
Net investment in leases		10,473	16,765	27,238	1,033,684
	Japan	2,980	6,201	9,181	669,675
	Overseas	7,493	10,564	18,057	364,009

Total		¥22,943	¥47,176	¥70,119	¥4,605,343

Note: Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.

Summary of non-accrual of financial assets
The following table provides information about
non-accrual
of financial assets as of March 31, 2021 and September 30, 2021:

March 31, 2021
Millions of yen
	Installment loans			Net investment in leases	Total
	Consumer borrowers	Corporate borrowers
		Non- recourse loans	Other than non- recourse loans
Non-accrual of financial assets:
Ending balance	¥10,322	¥10,148	¥43,672	¥17,166	¥81,308
Interest income recognized during the reporting period	519	0	229	0	748
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	736	0	10,572	0	11,308

September 30, 2021
Millions of yen
	Installment loans			Net investment in leases	Total
	Consumer borrowers	Corporate borrowers
		Non- recourse loans	Other than non- recourse loans
Non-accrual of financial assets:
Beginning balance	¥10,322	¥10,148	¥43,672	¥17,166	¥81,308
Ending balance	11,167	10,256	36,318	16,805	74,546
Interest income recognized during the reporting period	259	0	184	0	443
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	667	0	11,303	0	11,970

Summary of troubled debt restructurings of financing receivables	The following table provides information about troubled debt restructurings of financing receivables that occurred during the six and three months ended September 30, 2020 and 2021:
Six months ended September 30, 2020
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥5,379	¥4,151
	Real estate loans	15	13
	Card loans	869	670
	Other	4,495	3,468
Corporate borrowers		7,101	6,768
Non-recourse loans	The Americas	340	340
Other than Non-recourse loans	Real estate companies in overseas	104	104
	Commercial, industrial and other companies in Japan	38	38
	Commercial, industrial and other companies in overseas	6,619	6,286

Total		¥12,480	¥10,919

Six months ended September 30, 2021
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥4,047	¥3,061
	Real estate loans	4	1
	Card loans	691	528
	Other	3,352	2,532
Corporate borrowers		4,996	4,866
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	4,996	4,866

Total		¥9,043	¥7,927

Three months ended September 30, 2020
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥2,488	¥1,982
	Card loans	479	360
	Other	2,009	1,622
Corporate borrowers		3,755	3,755
Other than Non-recourse loans	Real estate companies in overseas	104	104
	Commercial, industrial and other companies in Japan	38	38
	Commercial, industrial and other companies in overseas	3,613	3,613

Total		¥6,243	¥5,737

Three months ended September 30, 2021
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥1,903	¥1,389
	Real estate loans	4	1
	Card loans	339	257
	Other	1,560	1,131
Corporate borrowers		4,988	4,862
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	4,988	4,862

Total		¥6,891	¥6,251

Summary of financing receivables modified as troubled debt restructurings
The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from September 30, 2020 and for which there was a payment default during the six and three months ended September 30, 2020:

Six months ended September 30, 2020
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥556
	Card loans	32
	Other	524
Corporate borrowers		2
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	2

Total		¥558

Three months ended September 30, 2020
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥185
	Card loans	17
	Other	168

Total		¥185

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from September 30, 2021 and for which there was a payment default during the six and three months ended September 30, 2021:

Six months ended September 30, 2021
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥329
	Card loans	4
	Other	325

Total		¥329

Three months ended September 30, 2021
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥19
	Card loans	2
	Other	17

Total		¥19